Cash and cash equivalents (Tables)	6 Months Ended
Dec. 31, 2025
Cash And Cash Equivalents
Schedule of cash and cash equivalents
			June 30,
	December 31,	December 31,	2025
	2025	2025	(Audited)
	US$	S$	S$

Cash on hand	460	591	395
Cash at banks	1,044,180	1,342,712	3,044,071
	1,044,640	1,343,303	3,044,466